Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Before Income Taxes
The components of income (loss) from operations before income taxes consist of the following for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Domestic	$9,946	$7,468
Foreign	(471)	48

Income from operations before income taxes	$9,475	$7,516

Schedule Of Components Income Tax Expense Benefit
Components of the provision for income taxes consist of the following for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Current provision (benefit):
Federal	$3,465	$2,744
State and local	1,643	976
Foreign	(11)	21

Total current provision	5,097	3,741
Deferred benefit:
Federal	(1,614)	(1,412)
State and local	(703)	(300)
Foreign	—	—

Total deferred benefit	(2,317)	(1,712)

Provision for income taxes	$2,780	$2,029

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the federal statutory rate to the Company’s effective tax rate is the following for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Federal income tax rate	21.00%	21.00%
State and local taxes, net of federal benefit	7.68%	4.09%
Foreign rate differential	-0.27%	0.15%
Permanent items	1.18%	4.03%
Research and development credits	-2.96%	-3.99%
Equity option forfeitures	1.38%	0.00%
Change in valuation allowance	1.20%	0.00%
State FIN 48	0.14%	1.63%
Other	0.00%	-0.03%

Effective tax rate	29.35%	26.88%

Schedule Of Deferred Tax Assets And Liabilities
The tax effects of significant temporary differences that comprise deferred tax assets and liabilities were as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Deferred tax assets:
Accrued expenses	$598	$171
Deferred rent	505	371
Investments	30	202
Net operating losses	353	7
Reserves	178	121
Equity-based compensation	389	387
Uncertain Tax Positions	86	81
Disallowed Interest Expense	—	—

Deferred tax assets	2,139	1,340
Valuation Allowance	(114)	—

Net deferred tax asset	2,025	1,340
Deferred tax liabilities:
Property & equipment	(315)	(869)
Intangible assets	(6,230)	(7,308)

Deferred tax liabilities	(6,545)	(8,177)

Deferred income taxes	$(4,520)	$(6,837)

Schedule Of Unrecognized Tax Benefits	Substantially all of these unrecognized tax benefits, if recognized, would benefit our effective income tax rate.

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits—beginning of period	$380	$169
Tax position changes—current period	—	211

Unrecognized tax benefits—end of period	380	380
Interest and penalties—end of period	27	8

Total liabilities related to uncertain tax positions	$407	$388